Financial risk management (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of effects on statement of income of derivative financial instruments

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Foreign exchange rate risk
Cross-currency Swap CDI x Dollar - Note 27.3.1 (b)	61	54	18	26
Cash flow hedge on exports - Note 27.3.1 (a)	(704)	(1,220)	(197)	(498)
Interest rate risk
Swap IPCA X CDI - 27.3.1 (b)	(17)	2	(16)	(9)
Recognized in Net finance income (expense)	(660)	(1,164)	(195)	(481)
Price risk (commodity derivatives)
Recognized in other income and expenses	(138)	11	(10)	9
Total	(798)	(1,153)	(205)	(472)

Schedule of effects on statement of comprehensive income of derivative financial instruments

Gains/ (losses) recognized in the period
	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Hedge accounting
Cash flow hedge on exports - Note 27.3.1 (a)	5,079	9,524	867	3,949
Deferred income taxes	(1,727)	(3,238)	(295)	(1,343)
Total	3,352	6,286	572	2,606

Schedule of assets and liabilities

	06.30.2026	12.31.2025
Fair value Asset Position (Liability)
Open derivative transactions	24	(24)
Closed derivative transactions awaiting financial settlement	(5)	(5)
Recognized in Statements of Financial Position	19	(29)
Other assets (note 17)	103	102
Other liabilities (note 17)	(84)	(131)

Schedule of statement of financial position

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Derivatives not designated for hedge accounting
Foreign exchange rate risk (1)
Cross-currency swap - CDI x US$	488	488	(50)	(85)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	(31)	(20)	-	−	Level 2	2026
Interest rate risk
Swap - IPCA X CDI	R$ 3,312	R$ 3,008	69	53	Level 2	2029/2034/ 2036
Price risk
Future contracts - Crude oil and oil products (2)	409	(3,045)	5	7	Level 1	2026
Swap - Short position/Soybean oil (3)	9	-	−	−	Level 2	2026
Options - Long put/ Soybean oil (3)	−	(4)	−	−	Level 2	2026
Total open derivative transactions			24	(25)
(1) Amounts in US$ and R$ are presented in millions.
(2) Notional value in thousands of bbl.
(3) Notional value in thousands of tons.

Schedule of guarantees given as collateral

Guarantees given as collateral
	06.30.2026	12.31.2025
Commodity derivatives	86	51

Schedule of cumulative losses in other comprehensive income equity

Cumulative losses in other comprehensive income (shareholders’ equity)
	06.30.2026	12.31.2025
Hedge accounting
Cash flow hedge on exports - Note 27.3.1 (a)	(15,895)	(20,974)
Deferred income taxes	5,402	7,129
Total	(10,493)	(13,845)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 06.30.2026
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange rate gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange rate gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2026 to June 2036	72,445	375,020

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2025	72,080	396,615
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	23,346	120,115
Exports affecting the statement of income	(9,360)	(48,311)
Principal repayments / amortization	(13,621)	(70,106)
Foreign exchange rate variations	-	(23,293)
Amounts designated as of June 30, 2026	72,445	375,020
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2026	93,026	481,558

Schedule of cumulative foreign exchange losses recognized

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	(20,974)	(30,845)
Recognized in equity	4,375	8,304
Reclassified to the statement of income	704	1,220
Other comprehensive income (loss)	5,079	9,524
Closing balance	(15,895)	(21,321)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2026	2027	2028	2029	2030	2031 onwards	Total
Expected realization	(4,384)	(8,861)	(5,008)	(4,251)	683	5,926	(15,895)

Schedule of sensitivity analysis financial instruments

Financial Instruments	Reasonably possible scenario
Swap CDI x USD	(14)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 06.30.2026	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	3,307	17,120	21	661
	Liabilities	(119,462)	(618,409)	(771)	(23,893)
	Exchange rate - Cross currency swap	(488)	(2,527)	(3)	(98)
	Cash flow hedge on exports	72,445	375,020	467	14,489
	Total	(44,198)	(228,796)	(286)	(8,841)
Euro/Dollar	Assets	1,285	6,652	43	257
	Liabilities	(1,636)	(8,468)	(55)	(327)
	Total	(351)	(1,816)	(12)	(70)
Pound/Dollar	Assets	967	5,006	10	193
	Liabilities	(1,900)	(9,835)	(20)	(380)
	Total	(933)	(4,829)	(10)	(187)
Renminbi /Dollar	Assets	−	−	−	−
	Liabilities	(500)	(2,588)	(10)	(100)
	Total	(500)	(2,588)	(10)	(100)
Others (1)	Assets	26	135	1	(5)
	Liabilities	(59)	(303)	(2)	(2)
	Total	(33)	(168)	(1)	(7)
Total at June 30, 2026		(46,015)	(238,197)	(319)	(9,205)
(1) Pound sterling/real, euro/real and peso/U.S. dollar.

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(117)
Soybean oil - price changes	Future and forward contracts (Swap)	−	(3)
Soybean oil - price changes	Options	−	−
Foreign currency - depreciation BRL x USD	Forward contracts	−	(3)
		−	(123)

Schedule of interest rate risk management

Risk	Probable scenario	Reasonably possible scenario
CDI	671	940
SOFR 3M (1)	80	104
SOFR 6M (1)	77	93
SOFR O/N (1)	38	53
IPCA	122	171
TJLP	59	83
LPR 12M (2)	16	22
TR	4	6
	1,067	1,472
(1) Secured Overnight Financing Rate.
(2) Loan Prime Rate.